Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Detail) - Fair value hedges [member] - Interest rate risk [member] - Designated as hedged items in hedging relationships [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Assets	$ 192,744	$ 114,354
Accumulated amount of fair value adjustments on the hedged item, Assets	$ 1,027	$ (666)
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale
Changes in fair values used for calculating hedge ineffectiveness	$ 1,698	$ 2,702
Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Liabilities	109,255	118,116
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ (499)	$ (2,312)
Consolidated Balance Sheet items	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank	Deposits – Personal; Deposits – Business and government; Subordinated debentures; Deposits – Bank
Changes in fair values used for calculating hedge ineffectiveness	$ (1,812)	$ (3,963)